Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021
Operating Lease Term of Contract		12 months
Foreign Currency Transaction Loss		$ 100,000	$ 200,000	$ 75,000,000
Foreign Currency Transaction Gain		8,400,000	38,000,000	20,000,000
Other Comprehensive Loss Foreign Currency Translation Adjustment		19,000	200,000
Increase Decrease In Revenue Due To Cumulative Catch Up Adjustment		1,400,000
Technology-Based Intangible Assets [Member] | Research and Development Expense [Member]
Impairment of Intangible Assets		500,000	0
Technology-Based Intangible Assets [Member] | BMS Relax in Agreement [Member]
Finite lived Intangible Assets Acquired		2,500,000
Impairment of Intangible Assets	$ 2,500,000
In Process Research and Development [Member]
Impairment of Intangible Assets		$ 0	$ 0	$ 0
Maximum [Member] | Technology-Based Intangible Assets [Member]
Finite Lived Intangible Asset Remaining Useful Life		13 years	14 years
Minimum [Member] | Technology-Based Intangible Assets [Member]
Finite Lived Intangible Asset Remaining Useful Life		4 years	10 years
Shanghai Ambrx Biomedical Co Ltd [Member]
Non-controlling interest, ownership percentage by non-controlling owners		11.00%			11.00%
Share-based Payment Arrangement, Option [Member]
Antidilutive securities excluded from computation of Earnings per share, Amount		34,200,976	28,377,521	11,192,556
Temporary Equity [Member] | Convertible Preferred Stock [Member]
Conversion basis		one-for-one basis
First Customer From Top Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration risk, percentage		56.80%	53.30%	37.40%
Second Customer From Top Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration risk, percentage		35.80%	31.90%	33.90%
Third Customer From Top Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration risk, percentage			12.10%	24.40%
First Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk, percentage		74.60%	64.00%
Second Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk, percentage		21.30%	26.30%